General and Administrative Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
General and Administrative Expenses

Note 11 – General and Administrative Expenses

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	969	556	1,328
Share-based payment(1)	302	1,774	2,484
Legal and professional services(1)	1,096	739	1,499
D&O insurance	665	680	1,837
Corporate costs	111	227	343
Maintenance, office and software fees	172	54	149
Depreciation and amortization	190	97	263
Others	182	32	107
Total General and Administrative Expenses	3,687	4,159	8,010

(1) Including expenses in respect of related parties - see Note 14.

	Three months ended June 30,	Three months ended June 30,
	2022	2021
	USD thousands	USD thousands

Salaries, wages and related expenses(1)	494	227
Share-based payment(1)	75	208
Legal and professional services(1)	469	155
D&O insurance	203	565
Corporate costs	64	135
Maintenance, office and software fees	79	20
Depreciation and amortization	88	78
Others	97	11
Total General and Administrative Expenses	1,569	1,399

(1)        Including expenses in respect of related parties - see Note 14.

Note 13 – General and Administrative Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	1,328	556	107
Share-based payment(1)	2,484	3,343	-
Legal and professional services(1)	1,499	991	112
Contingent liability expenses	-	217	-
Insurance	1,837	-	-
Corporate costs	343	60	-
Maintenance, office and software fees	149	38	10
Depreciation and amortization	263	151	20
Others	107	24	7
Total General and Administrative Expenses	8,010	5,380	256

(1)	Including expenses in respect of related parties - see Note 18.